Condensed financial statements of the Company (Condensed balance sheets) (Details) ¥ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Feb. 23, 2012 USD ($)
Current assets
Cash and cash equivalents	$ 91,746,000	¥ 594,312	$ 143,541,000	¥ 929,829	¥ 179,658	¥ 31,365
Amounts due from related parties	1,652,000	10,702		16,277
Prepayments and other current assets	51,008,000	330,420		189,424
Total current assets	198,714,000	1,287,232		1,344,071
Non-current assets
Investment in a subsidiaries and VIEs	14,559,000	94,308		26,801
Prepayments and other non-current assets	4,601,000	29,802		46,256
Available-for-sale securities	12,970,000	84,016		19,852
Intangible assets, net	73,562,000	476,521		97,505
Total non-current assets	117,752,000	762,773		206,315
Total assets	316,466,000	2,050,005		1,550,386
Current liabilities
Accruals and other current liabilities	10,529,000	68,202		47,286
Amount due to related parties	2,161,000	14,000		18,706
Accounts payable	32,731,000	212,023		182,663
Total current liabilities	79,146,000	512,690		315,847
Total liabilities	$ 93,228,000	¥ 603,912		¥ 342,852
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as of December 31, 2014 and 2015, 173,912,753 shares issued and outstanding as of December 31, 2014 , 185,912,753 shares issued and 181,218,545 shares outstanding as of December 31, 2015)	$ 17,000	¥ 112		¥ 107			$ 50,000
Treasury stock (nil and 4,694,208 shares as of December 31, 2014 and 2015, respectively)	(1,425,000)	(9,232)
Additional paid-in capital	395,997,000	2,565,182		¥ 2,460,677
Statutory reserves	808,000	5,237		5,237
Accumulated deficit	(185,423,000)	(1,201,135)		(1,248,020)
Accumulated other comprehensive (loss)/income	10,136,000	65,662		(10,693)
Total shareholders' equity	223,238,000	1,446,093		1,207,534	(315,179)	(37,432)
Total liabilities and shareholders' equity	316,466,000	2,050,005		1,550,386
Parent Company [Member]
Current assets
Cash and cash equivalents	60,677,000	393,056	$ 134,309,000	870,029	¥ 72,118	¥ 441
Amounts due from related parties	50,000	326		362
Amount due from subsidiaries and VIEs	58,721,000	380,379		109,723
Prepayments and other current assets	1,890,000	12,243		2,594
Total current assets	121,338,000	786,004		982,708
Non-current assets
Investment in a subsidiaries and VIEs	67,114,000	434,751		161,924
Prepayments and other non-current assets	2,005,000	12,987		42,833
Available-for-sale securities	11,735,000	76,016		19,852
Intangible assets, net	18,447,000	119,498		14,992
Total non-current assets	99,301,000	643,252		239,601
Total assets	220,639,000	1,429,256		1,222,309
Current liabilities
Accruals and other current liabilities	$ 414,000	¥ 2,682		6,287
Amount due to subsidiaries and VIEs				8
Amount due to related parties				¥ 8,706
Accounts payable	$ 115,000	¥ 748
Total current liabilities	529,000	3,430		¥ 15,001
Total liabilities	$ 529,000	¥ 3,430		¥ 15,001
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as of December 31, 2014 and 2015, 173,912,753 shares issued and outstanding as of December 31, 2014 , 185,912,753 shares issued and 181,218,545 shares outstanding as of December 31, 2015)	$ 17,000	¥ 112		¥ 107
Treasury stock (nil and 4,694,208 shares as of December 31, 2014 and 2015, respectively)	(1,425,000)	(9,232)
Additional paid-in capital	395,997,000	2,565,182		¥ 2,460,677
Statutory reserves	808,000	5,237		5,237
Accumulated deficit	(185,423,000)	(1,201,135)		(1,248,020)
Accumulated other comprehensive (loss)/income	10,136,000	65,662		(10,693)
Total shareholders' equity	220,110,000	1,425,826		1,207,308
Total liabilities and shareholders' equity	$ 220,639,000	¥ 1,429,256		¥ 1,222,309